TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tax Credit Carryforward [Line Items]
Duration of tax benefits limitation, option one minimum	7 years
Duration of tax benefits limitation, option one maximum	10 years
Duration of tax benefits limitation, option two	12 years
Minimum percentage of income derived from export to receive tax benefits	25.00%
Uniform tax rate	15.00%
Withholding tax	15.00%
Unrecognized tax benefits, accrued penalties and interest	$ 2,665	$ 3,207
Penalties and interest expense	$ 542	$ 861
Statutory tax rate	25.00%	24.00%	25.00%
Tax benefit exemption
exemption from corporate tax on undistributed income for a period of two to ten years, depending on the geographic location of the Benefitted Enterprise within Israel, and a reduced corporate tax rate of 10% to 25% for the remainder of the benefits period, depending on the level of foreign investment in the company

Development Zone A [Member]
Tax Credit Carryforward [Line Items]
Uniform tax rate	10.00%
2011 [Member]
Tax Credit Carryforward [Line Items]
Uniform tax rate	7.00%
2012 [Member]
Tax Credit Carryforward [Line Items]
Uniform tax rate	12.50%
2013 [Member]
Tax Credit Carryforward [Line Items]
Uniform tax rate	6.00%
2014 [Member]
Tax Credit Carryforward [Line Items]
Uniform tax rate	12.00%
Subsequent Period 2012 [Member]
Tax Credit Carryforward [Line Items]
Statutory tax rate	25.00%